CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) shares in Thousands, $ in Thousands	1 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2022	Dec. 02, 2021	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF CASH FLOWS
Financial Designation, Predecessor and Successor [Fixed List]		Successor			Predecessor	Successor
Net loss	$ (57,938)				$ (146,400)	$ (1,561,557)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	7,149				1,575	87,289
Equity-based compensation	4,635				3,701	19,404
Goodwill impairment	0		$ 463,500	$ 851,500		1,314,952
Amortization of original issue discount and debt issuance costs					1,798
Accretion of contingent consideration						400
Gains on changes in fair value of warrants	(2,272)				7,665	(9,865)
Premium deficiency reserve	26,277				11,559	(11,461)
Changes in operating assets and liabilities:
Health plan receivable	3,236				(2,770)	(21,841)
Clinic fees, insurance, and other receivables	1,467				(1,485)	(5,338)
Prepaid expenses and other current assets	(4,704)				4,254	4,266
Other long-term assets						100
Accounts payable, accrued expenses, and other current liabilities	7,732				34,224	6,082
Accrued payroll	3,159				(1,134)	1,920
Health plan settlements payable	(2,592)				11,265	(8,941)
Claims payable	(971)				19,097	49,249
Accrued interest	(498)				5,216	5,290
Operating lease liability	(22)				306	4,032
Net cash used in operating activities	(15,342)				(51,129)	(126,019)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(120)				(3,290)	(2,233)
Acquisitions, net of cash acquired	(47,879)				(4,989)	(5,500)
Notes receivable	143				70
Net cash used in investing activities	(47,856)				(8,209)	(7,733)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from PIPE, net of issuance costs	195,308
Proceeds from long-term debt, net of original issue discount					25,000	15,000
Proceeds from short-term debt	3,377				351
Payment of long-term debt	(8)				(186)	(46)
Payment of debt issuance costs					(375)
Payment of short-term debt						(3,579)
Net cash provided by financing activities	198,677				24,790	11,375
Net change in cash and restricted cash	135,479				(34,548)	(122,377)
Cash and restricted cash at beginning of period	5,355				39,903	140,834	$ 39,903
Cash and restricted cash at end of period	140,834	$ 140,834	18,457		5,355	18,457	140,834
Supplemental disclosure of cash flow information:
Cash paid for interest	1,346				2,796	5,714
Supplemental disclosures of non-cash investing and financing information:
Operating lease liabilities arising from obtaining new right-of-use assets	314				4,073	6,839
Warrants issued in connection with new debt						$ 643
Increase in accrued expenses related to debt issuance costs and original issue discount						525
Reconciliation of cash and restricted cash:
Cash	140,478	140,478	17,537		5,301	$ 17,537	140,478
Restricted cash	356	356	920		54	920	356
Total Cash Balances	$ 140,834	$ 140,834	$ 18,457		$ 5,355	$ 18,457	$ 140,834